SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Property and Equipment	The estimated useful life of each asset is as follows:
Estimated Useful Lives

Furniture and equipment	3-7 years
Leasehold improvements	1 year